Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Prepayments and Other Assets [Abstract]
Prepayments for fuel and other costs	$ 7,921,703	$ 3,509,770
Prepaid keyman insurance	869,779	894,561
Prepaid consulting service fees	5,785,899
Others	156,598	51,971
Total	14,733,979	4,456,302
Prepayments, prepaid expense current portion	11,417,020	3,561,741
Prepaid expense non-current portion	$ 3,316,959	$ 894,561